5. SMALL BUSINESS ASSOCIATION LOAN (Details Narrative) (123113 Annual Restatement [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
123113 Annual Restatement [Member]
SBA Monthly Loan Payment	$ 120
Variable Interest Rate	4.75%
Effective Interest Rate	7.75%	8.00%